Financial liabilities - Convertible Loan (Details) $ / shares in Units, € in Thousands			12 Months Ended
	Oct. 26, 2023 EUR (€)	Oct. 26, 2023 USD ($)	Dec. 31, 2023 EUR (€) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($) $ / shares	Oct. 26, 2023 USD ($)
Financial liabilities
Principal amount			€ 82,395		€ 57,825
Borrowings drawdowns			€ 25,500		€ 40,568	€ 1,772
Convertible loan
Financial liabilities
Principal amount	€ 28,300							$ 30,000,000.0
Borrowings drawdowns	€ 28,300	$ 30,000,000.0
Interest rate			12.80%				12.80%
Period for calculating volume			30 days	30 days
Trading days			20 days	20 days
Consecutive trading days			30 days	30 days
Conversion price | $ / shares							$ 2.2
Percentage of voting power to be acquire			50.00%				50.00%
Percentage of ownership interest			50.00%				50.00%
Original debt, amount | $				$ 1,000,000
Debt Instrument | item			15,000,000	15,000,000
Accrued and unpaid interest | $							$ 2,000,000
Transaction Costs Convertible Shares			€ 3,023
Effective interest rate (as a percent)			43.37%				43.37%